REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
REVENUES

7.REVENUES

Revenues consist of the following:

	For the Year Ended December 31,
	2017	2018	2019
Information and analytics services
Data services	91,829	125,147	138,643
Analytics services	65,529	81,054	129,905

Subtotal	157,358	206,201	268,548
Marketplace services
Promotion services	168,024	189,718	244,154
Listing services	9,655	25,105	66,948

Subtotal	177,679	214,823	311,102

Total	335,037	421,024	579,650

The Company adopted ASC Topic 606 as of January 1, 2018. The Company applied ASC Topic 606 using the modified retrospective method for contracts which were not completed at the date of initial adoption. Results for reporting periods beginning after January 1, 2018 are presented under the new revenue recognition, while prior period amounts are not adjusted and continue to be reported in accordance with ASC Topic 605, Revenue Recognition.

The adoption of new revenue standard did not impact retained earnings as of January 1, 2018. The Company’s revenues are presented net of value-added tax collected on behalf of governments starting from January 1, 2018. Prior to January 1, 2018, value-added tax collected on behalf of governments were presented as gross in both revenues and cost of revenues. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling and marketing expenses when incurred.

Changes in the Company’s deferred revenue for the years ended December 31, 2018 and 2019 are presented in the following table:

	For the Year Ended December 31,
	2018	2019
Deferred revenue as of January 1	137,860	143,254
Cash received in advance, net of VAT	423,354	544,140
Revenue recognized from opening balance of deferred revenue	(127,630)	(142,697)
Revenue recognized from deferred revenue arising during current year	(282,087)	(341,166)
Reclassification of VAT payable as of January 1, 2018 as a result of adoption of ASC Topic 606	(8,243)	—
Deferred revenue as of December 31	143,254	203,531

The Company has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.